Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator1			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (due to expired cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Commercial Mortgage Pass-Through Certificates
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1 (CIK # 0001318660)	X	Hypothekenbank Frankfurt AG, New York Branch2	27	637,658,615	22.2%	1	27,500.00	1.7	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	27,500.00	1.7	3 4
Total			27	637,658,615	22.2%	1	27,500.00	1.7	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	27,500.00	1.7

1 The dollar amounts and percentages presented in this column are each as of the applicable securitization date.

2 Formerly known as Eurohypo AG, New York Branch

3 In the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected,” the dollar amounts and percentages presented are each as of March 31, 2013.

4 The subject asset is the Harbor Court/55 Merchant Street loan, which represented approximately 1.0% of the outstanding principal balance of the asset pool as of the securitization date.  On March 8, 2013, the servicer requested that Hypothekenbank Frankfurt AG, New York Branch, either (1) cure a replacement mortgage that was addressed to the prior trustee of the asset pool or (2) repurchase the loan.  Hypothekenbank Frankfurt AG, New York Branch, without admitting to the validity of the servicer’s request, has advised the servicer that it is pursuing steps to correct the reference in the mortgage.